Property and Equipment (FY) (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Property, Plant and Equipment, Net, by Type [Abstract]
Property, plant and equipment, net	$ 16,785	$ 16,785		$ 15,954
Depreciation and amortization expense	$ 824	$ 2,375	$ 1,883
OneWater LLC [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property, plant and equipment, gross				21,275	$ 21,669
Less accumulated depreciation				(5,321)	(3,082)
Property, plant and equipment, net				15,954	18,587
Depreciation and amortization expense				2,682	1,685	$ 1,055
OneWater LLC [Member] | Land [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property, plant and equipment, gross				1,066	4,640
OneWater LLC [Member] | Buildings and Improvements [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property, plant and equipment, gross				336	2,402
OneWater LLC [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property, plant and equipment, gross				5,197	3,558
OneWater LLC [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property, plant and equipment, gross				4,743	3,837
OneWater LLC [Member] | Office Equipment [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property, plant and equipment, gross				3,795	2,758
OneWater LLC [Member] | Company Vehicles [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property, plant and equipment, gross				4,537	3,218
OneWater LLC [Member] | Construction in Progress [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property, plant and equipment, gross				$ 1,601	$ 1,256